Unaudited Condensed Balance Sheet - USD ($)	Sep. 30, 2021	Jan. 20, 2021
Current assets:
Cash	$ 1,092,857
Prepaid expenses	1,041,828	15,847
Total current assets	2,134,685	15,847
Investments held in Trust Account	311,171,488
Current assets:
Deferred offering costs associated with proposed public offering		42,000
Total Assets	313,306,173	57,847
Current liabilities:
Accounts payable	200,000
Accrued expenses	77,565	42,000
Total current liabilities	277,565	42,000
Deferred legal fees	592,358
Deferred underwriting commissions	10,890,707
Derivative warrant liabilities	16,991,180
Total liabilities	28,751,810
Liabilities and Shareholders’ Deficit:
Commitments and Contingencies
Class A ordinary shares subject to possible redemption; 31,116,305 shares at redemption value of $10.00	311,163,050
Shareholders’ Deficit:
Preference shares, $0.0001 par value; 5,000,000 shares authorized; none issued and outstanding
Class A ordinary shares, $0.0001 par value; 500,000,000 shares authorized; none issued and outstanding
Class B ordinary shares, $0.0001 par value; 50,000,000 shares authorized; 7,779,076 shares issued and outstanding	778	719	[1]
Additional paid-in capital		24,281
Accumulated deficit	(26,609,465)	(9,153)
Total shareholders’ deficit	(26,608,687)	15,847
Total Liabilities and Shareholders’ Deficit	$ 313,306,173	$ 57,847

[1]	This number includes up to 937,500 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 5).